Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Platform Operator, Crypto Asset [Line Items]
Balance as of December 31, 2022	$ 300
Conversion to 373,570 shares of common stock in connection with the Merger	3,685
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Balance as of December 31, 2022	1,835
Issuance of debt	1,468
Change in fair value	423
Foreign currency exchange impact	(41)
Conversion to 373,570 shares of common stock in connection with the Merger	(3,685)
Balance as of December 31, 2023